Average Annual Total Returns - Macquarie Diversified Income Fund	Bloomberg US Aggregate Index 1 year	Bloomberg US Aggregate Index 5 years	Bloomberg US Aggregate Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Class R 1 year	Class R 5 years	Class R 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years or lifetime	Class R6 1 year	Class R6 5 years	Class R6 Lifetime	Class R6 Inception Date
Total	1.25%	(0.33%)	1.35%	(2.66%)	(0.55%)	1.28%	(4.22%)	(1.93%)	(0.09%)	(1.58%)	(0.97%)	0.39%	0.28%	(0.37%)	0.99%	1.63%	0.12%	1.48%	2.28%	0.66%	2.00%	2.37%	0.74%	2.13%	May 02, 2016